Wilmington International Fund
PORTFOLIO OF INVESTMENTS¢
July 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 94.3%
AUSTRALIA − 2.0%
ANZ Group Holdings Ltd.	29,663	$775,245
Aristocrat Leisure Ltd.	6,904	310,301
BHP Group Ltd.	51,331	2,163,630
Brambles Ltd.	17,920	246,000
Commonwealth Bank of Australia	14,717	1,839,696
Computershare Ltd.	3,376	97,003
CSL Ltd.	4,427	382,760
Fortescue Ltd.	20,222	262,406
Goodman Group	20,548	427,787
Insurance Australia Group Ltd.	36,226	215,842
Lynas Rare Earths Ltd.*	16,991	166,763
Macquarie Group Ltd.	4,417	784,101
National Australia Bank Ltd.	8,581	248,471
Northern Star Resources Ltd.	16,856	233,604
Origin Energy Ltd.	21,455	161,866
Pro Medicus Ltd.	576	65,525
QBE Insurance Group Ltd.	8,281	143,632
Rio Tinto Ltd.	5,255	626,300
Stockland	47,096	140,976
Suncorp Group Ltd.	14,857	199,897
Transurban Group	35,673	370,456
Wesfarmers Ltd.	10,687	669,384
Westpac Banking Corp.	32,681	866,611
Woolworths Group Ltd.	11,620	324,263
TOTAL AUSTRALIA		$11,722,519
AUSTRIA − 1.3%
BAWAG Group AG	28,848	5,850,246
Erste Group Bank AG	13,302	1,738,880
TOTAL AUSTRIA		$7,589,126
BELGIUM − 0.7%
KBC Group NV	13,534	1,946,984
UCB SA	7,198	1,847,609
TOTAL BELGIUM		$3,794,593
BRAZIL − 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	215,256	1,169,881
Inter & Co., Inc., Class A	245,225	1,373,260
Localiza Rent a Car SA	113,767	847,897
MercadoLibre, Inc.*	997	1,872,316
PRIO SA*	67,738	815,799
Suzano SA	239,600	2,050,412
Wheaton Precious Metals Corp.	4,874	530,148
TOTAL BRAZIL		$8,659,713
CANADA − 7.5%
Agnico Eagle Mines Ltd.	4,908	712,541
Alamos Gold, Inc., Class A	2,370	65,867
Alimentation Couche-Tard, Inc.	8,524	553,390
Description	Number of Shares	Value
AltaGas Ltd.	6,788	$270,096
Bank of Montreal#	6,517	1,169,048
Bank of Nova Scotia (The)	55,266	4,847,922
Barrick Mining Corp.	15,059	552,688
Brookfield Asset Management Ltd., Class A	4,795	231,943
Brookfield Corp.	20,951	890,438
CAE, Inc.*	4,988	128,663
Cameco Corp.	4,238	365,740
Canadian Imperial Bank of Commerce	9,094	1,077,125
Canadian National Railway Co.	5,918	752,494
Canadian Natural Resources Ltd.	77,351	3,684,774
Canadian Pacific Kansas City Ltd.	8,709	773,581
Celestica, Inc.*	1,159	383,511
CGI, Inc.	2,757	201,802
Constellation Software, Inc.	149	319,182
Dollarama, Inc.	3,152	429,388
Enbridge, Inc.	66,082	3,595,773
Fairfax Financial Holdings Ltd.	142	237,795
Fortis, Inc.	7,872	448,112
Franco-Nevada Corp.	2,069	440,174
Gildan Activewear, Inc.	2,696	149,238
iA Financial Corp., Inc.	2,128	314,635
Imperial Oil Ltd.	4,269	553,476
Intact Financial Corp.	854	167,681
Keyera Corp.	7,104	301,826
Kinross Gold Corp.	11,960	275,741
Loblaw Cos. Ltd.	7,142	335,282
Manulife Financial Corp.	18,204	808,490
National Bank of Canada	2,813	455,004
Nutrien Ltd.	55,623	3,839,271
Pan American Silver Corp.	5,009	215,674
Pembina Pipeline Corp.	8,296	405,613
Power Corp. of Canada	4,116	281,280
RB Global, Inc.	1,406	154,215
Restaurant Brands International, Inc.	3,300	244,066
Royal Bank of Canada	33,838	7,082,361
Saputo, Inc.	4,096	115,209
Shopify, Inc., Class A*	10,528	1,233,004
Sun Life Financial, Inc.	6,511	540,211
Suncor Energy, Inc.	8,781	589,680
TC Energy Corp.	11,544	777,368
Thomson Reuters Corp.	1,595	156,468
Toronto-Dominion Bank (The)	15,458	1,852,953
Tourmaline Oil Corp.	12,516	552,745
WSP Global, Inc.	1,146	140,012
TOTAL CANADA		$43,673,550
CHILE − 0.3%
Lundin Mining Corp.	78,069	1,932,999
CHINA − 6.9%
Alibaba Group Holding Ltd.	184,620	2,812,391
Alibaba Group Holding Ltd., ADR	17,065	2,086,196
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
Description	Number of Shares	Value
China Resources Mixc Lifestyle Services Ltd.	167,013	$849,436
Contemporary Amperex Technology Co. Ltd., Class A	35,300	2,067,950
Contemporary Amperex Technology Co. Ltd., Class H#	13,800	1,092,474
DiDi Global, Inc., ADR*	275,817	976,392
Duality Biotherapeutics, Inc.*,#	16,681	387,841
Fuyao Glass Industry Group Co. Ltd., Class H	100,672	761,261
Fuyao Glass Industry Group Co. Ltd., Class A	73,370	647,884
Hubei Dinglong Co. Ltd., Class A	85,500	868,142
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H#	170,367	1,241,768
KE Holdings, Inc., ADR	54,194	918,588
KE Holdings, Inc., Class A	133,488	748,721
Kweichow Moutai Co. Ltd., Class A	5,100	1,018,988
Kweichow Moutai Co. Ltd., Class A	1,400	279,925
Luxshare Precision Industry Co. Ltd., Class A	214,100	1,823,197
Luxshare Precision Industry Co. Ltd., Class H*	96,700	686,804
NAURA Technology Group Co. Ltd., Class A	28,860	2,929,846
NetEase, Inc.	75,823	2,017,363
PICC Property & Casualty Co. Ltd., Class H	1,155,000	2,410,540
Shenzhen Inovance Technology Co. Ltd., Class A	186,600	1,770,378
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	15,105	928,738
Sigenergy Technology Co. Ltd., Class H	15,854	588,947
Silergy Corp.	87,000	1,083,628
Tencent Holdings Ltd.	94,840	5,795,007
Trip.com Group Ltd., ADR*,#	36,585	1,719,861
Weichai Power Co. Ltd., Class A	280,100	1,159,274
Yangzijiang Shipbuilding Holdings Ltd.	41,580	126,924
Zhongji Innolight Co. Ltd., Class H*	1,750	229,394
TOTAL CHINA		$40,027,858
DENMARK − 1.1%
DSV A/S	9,116	1,970,159
ROCKWOOL A/S, Class B	41,397	1,322,677
Royal Unibrew A/S	38,797	2,910,400
TOTAL DENMARK		$6,203,236
FINLAND − 0.1%
Wartsila OYJ Abp	24,333	825,188
FRANCE − 4.4%
Capgemini SE	31,486	3,742,449
Cie de Saint-Gobain SA	21,702	2,039,708
Cie Generale des Etablissements Michelin SCA	40,487	1,636,504
Elis SA#	59,148	1,696,595
Engie SA	90,921	2,834,110
Publicis Groupe SA	23,677	2,527,059
Rexel SA	43,545	1,806,931
Technip Energies NV	43,262	1,496,291
Thales SA	6,030	1,716,624
TotalEnergies SE	67,767	5,974,373
TOTAL FRANCE		$25,470,644
GERMANY − 5.3%
Allianz SE	4,918	2,449,668
Brenntag SE	26,497	1,868,476
Description	Number of Shares	Value
Deutsche Telekom AG	72,290	$2,230,942
E.ON SE	131,218	2,826,865
Heidelberg Materials AG	6,628	1,233,902
IONOS Group SE*	39,027	1,422,671
RENK Group AG	65,360	3,627,253
SAP SE	13,397	2,455,605
Scout24 SE	32,801	2,812,150
Siemens AG	16,215	5,312,789
Talanx AG	21,335	2,835,734
United Internet AG	48,044	1,312,473
TOTAL GERMANY		$30,388,528
GREECE − 0.9%
Alpha Bank SA	388,877	1,928,337
Hellenic Telecommunications Organization SA	74,360	1,716,165
Public Power Corp. SA	49,112	1,265,523
TOTAL GREECE		$4,910,025
HONG KONG − 2.0%
AIA Group Ltd.	513,497	5,176,511
CK Asset Holdings Ltd.	47,214	287,581
Hong Kong & China Gas Co. Ltd.	235,505	210,833
Hong Kong Exchanges & Clearing Ltd.	57,292	2,985,077
Link REIT	37,527	187,053
Prudential PLC	133,477	2,005,966
Sun Hung Kai Properties Ltd.	22,819	358,141
Techtronic Industries Co. Ltd.	20,635	346,667
TOTAL HONG KONG		$11,557,829
HUNGARY − 0.4%
OTP Bank Nyrt	13,703	2,029,988
INDIA − 1.2%
HDFC Bank Ltd., ADR	99,478	2,380,509
ICICI Bank Ltd., ADR#	71,558	2,146,024
Infosys Ltd., ADR#	81,862	984,800
MakeMyTrip Ltd.*,#	20,437	1,163,887
TOTAL INDIA		$6,675,220
INDONESIA − 0.7%
Bank Central Asia Tbk PT	11,447,174	4,011,949
Jardine Matheson Holdings Ltd.	2,529	167,963
TOTAL INDONESIA		$4,179,912
IRELAND − 0.6%
AIB Group PLC	145,317	1,728,347
Kerry Group PLC, Class A	17,570	1,677,401
TOTAL IRELAND		$3,405,748
ISRAEL − 0.3%
Bank Hapoalim BM	19,946	484,248
Bank Leumi Le-Israel BM	21,427	506,284
Check Point Software Technologies Ltd.*	996	126,622
Elbit Systems Ltd.	298	240,734
Nova Ltd.*	281	111,662
Phoenix Financial Ltd.	2,880	161,480
Tower Semiconductor Ltd.*	951	208,332
TOTAL ISRAEL		$1,839,362
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)
Description	Number of Shares	Value
ITALY − 1.0%
FinecoBank Banca Fineco SpA	166,877	$4,571,908
Ryanair Holdings PLC	38,725	1,085,907
TOTAL ITALY		$5,657,815
JAPAN − 14.1%
77 Bank Ltd. (The)	16,172	350,390
ABC-Mart, Inc.#	18,494	316,447
ADEKA Corp.	18,745	457,513
Advantest Corp.	7,537	1,489,175
Aica Kogyo Co. Ltd.	17,523	404,015
ARE Holdings, Inc.	25,352	487,830
As One Corp.	20,272	305,459
Asahi Group Holdings Ltd.	62,587	653,170
ASKUL Corp.#	27,051	213,952
Bandai Namco Holdings, Inc.	19,487	564,523
BIPROGY, Inc.	18,391	564,372
Chugai Pharmaceutical Co. Ltd.	17,848	774,449
CyberAgent, Inc.	35,365	323,106
Dai-Dan Co. Ltd.	16,425	247,667
Daiichi Life Group, Inc.	77,981	940,246
Daiichi Sankyo Co. Ltd.	80,490	1,300,842
Daito Trust Construction Co. Ltd.	14,146	298,595
dip Corp.#	28,123	328,810
DTS Corp.	47,577	346,014
Fast Retailing Co. Ltd.	1,966	962,690
Fujimi, Inc.	14,744	345,124
Fuso Chemical Co. Ltd.	24,877	569,449
Future Corp.#	24,062	370,690
GMO Financial Gate, Inc.	7,802	314,230
GMO Payment Gateway, Inc.	13,375	833,440
Hikari Tsushin, Inc.	1,912	467,516
Hitachi Ltd.	45,535	1,492,207
Honda Motor Co. Ltd.	56,731	571,827
Hoshizaki Corp.	17,648	629,390
Isuzu Motors Ltd.	309,810	4,622,227
Jeol Ltd.	8,533	433,194
JGC Holdings Corp.	16,580	231,891
Kaga Electronics Co. Ltd.	20,248	588,062
KDDI Corp.	208,677	3,844,606
Keyence Corp.	3,279	1,644,704
KH Neochem Co. Ltd.	19,598	403,254
Kioxia Holdings Corp.*	5,226	1,456,677
Kyowa Kirin Co. Ltd.	9,509	152,644
LaSalle Logiport REIT	440	420,899
M3, Inc.	56,299	630,728
Maruwa Co. Ltd.	1,668	564,794
Mebuki Financial Group, Inc.	40,256	373,012
MISUMI Group, Inc.	39,187	932,297
Mitsubishi Corp.	31,114	930,084
Mitsubishi Gas Chemical Co., Inc.	13,372	345,403
Mitsubishi Heavy Industries Ltd.	33,002	771,004
Mitsubishi UFJ Financial Group, Inc.	269,703	6,024,220
Mizuho Financial Group, Inc.	39,771	2,061,896
MS&AD Insurance Group Holdings, Inc.	31,842	980,210
Murata Manufacturing Co. Ltd.	16,676	759,831
Nippon Soda Co. Ltd.	17,453	416,725
Description	Number of Shares	Value
Nissan Chemical Corp.	7,694	$357,637
Nomura Research Institute Ltd.	43,252	1,279,548
Open Up Group, Inc.	31,957	403,308
Osaka Soda Co. Ltd.	27,203	297,863
OSG Corp.	16,626	379,316
Otsuka Holdings Co. Ltd.	9,028	625,996
PAL GROUP Holdings Co. Ltd.	35,644	336,352
Persol Holdings Co. Ltd.	292,331	485,335
Recruit Holdings Co. Ltd.	25,230	1,995,209
Relo Group, Inc.	26,428	333,439
Roland Corp.	12,949	340,226
Sansan, Inc.	27,002	343,178
Sega Sammy Holdings, Inc.	35,054	605,563
Sekisui House Ltd.#	19,464	426,111
Shin-Etsu Chemical Co. Ltd.	37,142	1,324,117
Shionogi & Co. Ltd.	200,655	3,628,101
Ship Healthcare Holdings, Inc.	17,792	285,028
SIGMAXYZ Holdings, Inc.	144,289	541,902
SoftBank Group Corp.	38,230	1,190,769
Sony Group Corp.	133,802	3,126,802
Sumitomo Mitsui Financial Group, Inc.	37,441	1,608,800
Sumitomo Mitsui Trust Group, Inc.	83,012	853,586
Suzuki Motor Corp.	61,967	808,889
T&D Holdings, Inc.	24,879	784,082
TechMatrix Corp.	52,681	679,093
THK Co. Ltd.	8,735	359,441
Tokio Marine Holdings, Inc.	58,126	2,962,473
Tokyo Electron Ltd.	11,642	3,892,355
Toyo Tanso Co. Ltd.	5,140	208,591
Toyota Motor Corp.	157,259	2,976,077
Toyota Tsusho Corp.	8,115	336,816
Tri Chemical Laboratories, Inc.	25,101	502,245
Ulvac, Inc.	12,949	682,953
Ushio, Inc.	14,159	328,590
Valqua Ltd.	14,648	585,597
Yamato Kogyo Co. Ltd.	5,313	447,271
TOTAL JAPAN		$81,834,159
KAZAKHSTAN − 0.4%
Kaspi.KZ JSC, ADR	26,560	2,357,997
MACAO − 0.0%**
Galaxy Entertainment Group Ltd.	39,513	172,316
MEXICO − 1.0%
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	126,915	993,744
Corp Inmobiliaria Vesta SAB de CV, ADR	66,499	2,293,550
Esentia Energy Development SAB de CV*	302,300	911,639
Grupo Financiero Banorte SAB de CV, Class O	154,120	1,776,525
TOTAL MEXICO		$5,975,458
NETHERLANDS − 3.8%
Arcadis NV	29,678	1,396,698
ASML Holding NV	7,245	11,939,365
Heineken NV	17,984	1,628,278
ING Groep NV	60,330	2,120,090
Koninklijke KPN NV	311,967	1,473,059
Koninklijke Philips NV	69,292	1,825,696
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
Description	Number of Shares	Value
Wolters Kluwer NV	18,224	$1,430,742
TOTAL NETHERLANDS		$21,813,928
NEW ZEALAND − 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	9,785	234,026
Xero Ltd.*	2,488	124,213
TOTAL NEW ZEALAND		$358,239
NORWAY − 0.5%
DNB Bank ASA	85,190	2,742,999
PERU − 0.3%
Credicorp Ltd.	5,010	2,006,906
POLAND − 0.4%
Allegro.eu SA*	170,092	2,048,958
SINGAPORE − 0.6%
CapitaLand Ascendas REIT#	113,614	227,566
DBS Group Holdings Ltd.	21,240	1,225,479
Grab Holdings Ltd., Class A*	32,379	113,327
Keppel Ltd.	35,123	313,682
Oversea-Chinese Banking Corp. Ltd.	37,430	850,156
Sea Ltd., ADR*	3,690	393,871
Singapore Telecommunications Ltd.	88,392	305,827
TOTAL SINGAPORE		$3,429,908
SOUTH AFRICA − 1.5%
Anglo American PLC	130,723	6,617,395
Naspers Ltd., Class N	42,539	2,235,111
TOTAL SOUTH AFRICA		$8,852,506
SOUTH KOREA − 5.7%
Coupang, Inc.*	79,246	1,295,672
HD Hyundai Marine Solution Co. Ltd.	7,331	931,056
Hyundai Motor Co.	6,734	1,784,221
Samsung Electronics Co. Ltd.	103,702	18,049,834
SK hynix, Inc.	7,858	8,923,983
SK hynix, Inc., ADR*,#	5,947	854,762
SK Telecom Co. Ltd.	22,902	1,294,156
TOTAL SOUTH KOREA		$33,133,684
SPAIN − 1.7%
Banco Santander SA	190,629	2,711,178
Bankinter SA	104,999	1,931,449
Industria de Diseno Textil SA	80,144	5,230,489
TOTAL SPAIN		$9,873,116
SWEDEN − 1.1%
AAK AB	35,275	761,174
Atlas Copco AB, Class A	132,914	2,808,450
Sandvik AB	33,964	1,270,075
Volvo AB, Class B#	46,342	1,772,662
TOTAL SWEDEN		$6,612,361
SWITZERLAND − 1.7%
Galderma Group AG*	7,282	1,584,647
Helvetia Baloise Holding AG	5,357	1,436,583
Nestle SA	33,175	3,315,877
Sulzer AG	7,084	1,286,536
Description	Number of Shares	Value
UBS Group AG	44,578	$2,356,288
TOTAL SWITZERLAND		$9,979,931
TAIWAN − 8.1%
ASPEED Technology, Inc.	4,806	2,098,955
Delta Electronics, Inc.	35,200	1,731,756
MediaTek, Inc.	39,018	4,156,499
Quanta Computer, Inc.	253,709	2,256,972
Realtek Semiconductor Corp.	41,600	862,651
Taiwan Semiconductor Manufacturing Co. Ltd.	479,508	35,466,942
TOTAL TAIWAN		$46,573,775
THAILAND − 0.3%
True Corp. PCL, NVDR	4,061,526	1,746,401
TURKEY − 0.4%
MLP Saglik Hizmetleri AS*	106,310	906,206
Yapi ve Kredi Bankasi AS*,#	1,805,689	1,242,452
TOTAL TURKEY		$2,148,658
UNITED ARAB EMIRATES − 0.3%
Abu Dhabi Islamic Bank PJSC	196,581	1,135,567
Aldar Properties PJSC	360,163	726,624
TOTAL UNITED ARAB EMIRATES		$1,862,191
UNITED KINGDOM − 9.4%
AstraZeneca PLC	14,173	2,410,974
Babcock International Group PLC	97,286	1,476,854
BAE Systems PLC	169,186	4,789,543
British American Tobacco PLC	31,273	1,897,050
Bunzl PLC	52,374	1,976,444
Compass Group PLC	81,708	2,594,708
Genuit Group PLC	406,092	1,493,579
HSBC Holdings PLC	153,039	3,259,013
ICG PLC	136,393	3,482,377
London Stock Exchange Group PLC	19,558	2,200,129
National Grid PLC	145,793	2,333,541
QinetiQ Group PLC	215,473	1,475,202
Reckitt Benckiser Group PLC	82,180	5,800,049
Rotork PLC	400,703	2,639,790
RS Group PLC	148,726	1,416,150
Serco Group PLC	406,867	1,327,351
Smith & Nephew PLC	68,180	1,066,537
Smiths Group PLC	54,524	1,947,030
Standard Chartered PLC	68,778	2,033,601
Tesco PLC	239,744	1,578,033
Unilever PLC	92,441	5,881,798
Wise Group PLC, Class A*	114,479	1,367,335
TOTAL UNITED KINGDOM		$54,447,088
UNITED STATES − 4.7%
Haleon PLC	354,141	1,733,719
Holcim AG*	17,331	1,574,074
Novartis AG	37,018	5,789,315
Philip Morris International, Inc.	21,336	4,071,336
QIAGEN NV	40,350	1,660,358
Roche Holding AG	411	182,195
Roche Holding AG	22,391	9,786,938
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)
Description	Number of Shares	Value
Schneider Electric SE	7,062	$2,372,730
TOTAL UNITED STATES		$27,170,665
TOTAL COMMON STOCKS (Cost $346,852,221)		$545,685,097
EXCHANGE-TRADED FUNDS − 3.2%
iShares MSCI India ETF*,#	327,669	16,317,916
iShares MSCI Saudi Arabia ETF#	55,631	2,056,122
Next Funds TOPIX ETF	91,175	235,985
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,223,204)		$18,610,023
PREFERRED STOCK − 0.0%**
BRAZIL − 0.0%**
Localiza Rent a Car SA, 2.95%	4,575	32,816
TOTAL PREFERRED STOCK (Cost $35,655)		$32,816
MONEY MARKET FUND − 2.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%^	11,261,725	11,261,724
TOTAL MONEY MARKET FUND (Cost $11,261,725)		$11,261,724

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 6.2%
REPURCHASE AGREEMENTS − 6.2%
Bank of America Securities, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $1,339,241, collateralized by U.S. Government Agency Securities, 5.00% to 6.50%, maturing 12/01/54 to 7/20/56; total market value of $1,365,611.	$1,338,834	1,338,834
Citadel Securities LLC, 3.70%, dated 7/31/26, due 8/03/26, repurchase price $6,657,130, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 8/15/26 to 5/15/56; total market value of $6,790,273.	6,655,078	6,655,078
Daiwa Capital Markets America, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $6,257,676, collateralized by U.S. Government Agency Securities, 3.50% to 5.50%, maturing 9/20/46 to 7/01/56; total market value of $6,380,888.	6,255,773	6,255,773
Description	Par Value	Value
Deutsche Bank Securities, Inc., 3.62%, dated 7/31/26, due 8/03/26, repurchase price $2,160,046, collateralized by U.S. Treasury Securities, 1.25% to 4.63%, maturing 11/30/27 to 9/30/30; total market value of $2,202,584.	$2,159,395	$2,159,395
HSBC Securities USA, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $6,257,676, collateralized by U.S. Government Agency Securities, 1.57% to 7.50%, maturing 7/01/31 to 6/01/56; total market value of $6,380,888.	6,255,773	6,255,773
Natwest Markets Securities, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $3,657,402, collateralized by U.S. Government Agency Securities, 1.51% to 6.38%, maturing 12/01/30 to 9/01/54; total market value of $3,729,416.	3,656,290	3,656,290
Nomura Securities International, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $4,766,913, collateralized by U.S. Government Agency & Treasury Securities, 3.00% to 6.50%, maturing 7/31/31 to 3/01/56; total market value of $4,860,780.	4,765,464	4,765,464
TD Securities, Inc., 3.65%, dated 7/31/26, due 8/03/26, repurchase price $4,888,274, collateralized by U.S. Government Agency Securities, 2.50% to 5.50%, maturing 10/01/51 to 11/01/55; total market value of $4,984,524.	4,886,788	4,886,788
TOTAL REPURCHASE AGREEMENTS (Cost $35,973,395)		$35,973,395
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $35,973,395)		$35,973,395
TOTAL INVESTMENTS − 105.7% (Cost $411,346,200)		$611,563,055
COLLATERAL FOR SECURITIES ON LOAN − (6.2%)		(35,973,395)
OTHER ASSETS LESS LIABILITIES – 0.5%		3,083,870
TOTAL NET ASSETS – 100.0%		$578,673,530
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$—	$11,722,519	$—	$11,722,519
Austria	—	7,589,126	—	7,589,126
Belgium	—	3,794,593	—	3,794,593
Brazil	8,659,713	—	—	8,659,713
Canada	43,673,550	—	—	43,673,550
Chile	1,932,999	—	—	1,932,999
China	7,485,377	32,542,481	—	40,027,858
Denmark	—	6,203,236	—	6,203,236
Finland	—	825,188	—	825,188
France	—	25,470,644	—	25,470,644
Germany	—	30,388,528	—	30,388,528
Greece	—	4,910,025	—	4,910,025
Hong Kong	—	11,557,829	—	11,557,829
Hungary	—	2,029,988	—	2,029,988
India	6,675,220	—	—	6,675,220
Indonesia	—	4,179,912	—	4,179,912
Ireland	—	3,405,748	—	3,405,748
Israel	126,622	1,712,740	—	1,839,362
Italy	—	5,657,815	—	5,657,815
Japan	—	81,834,159	—	81,834,159
Kazakhstan	2,357,997	—	—	2,357,997
Macao	—	172,316	—	172,316
Mexico	5,975,458	—	—	5,975,458
Netherlands	—	21,813,928	—	21,813,928
New Zealand	—	358,239	—	358,239
Norway	—	2,742,999	—	2,742,999
Peru	2,006,906	—	—	2,006,906
Poland	—	2,048,958	—	2,048,958
Singapore	507,198	2,922,710	—	3,429,908
South Africa	—	8,852,506	—	8,852,506
South Korea	2,150,434	30,983,250	—	33,133,684
Spain	—	9,873,116	—	9,873,116
Sweden	—	6,612,361	—	6,612,361
Switzerland	—	9,979,931	—	9,979,931
Taiwan	—	46,573,775	—	46,573,775
Thailand	—	1,746,401	—	1,746,401
Turkey	—	2,148,658	—	2,148,658
United Arab Emirates	—	1,862,191	—	1,862,191
United Kingdom	—	54,447,088	—	54,447,088
United States	4,071,336	23,099,329	—	27,170,665
Exchange-Traded Funds	18,374,038	235,985	—	18,610,023
Preferred Stock
Brazil	32,816	—	—	32,816
Money Market Fund	11,261,724	—	—	11,261,724
Repurchase Agreements	—	35,973,395	—	35,973,395
Total Investments in Securities	$115,291,388	$496,271,667	$—	$611,563,055
Other Financial Instruments!
Financial Futures Contracts	$67,845	$—	$—	$67,845
Total Assets - Other Financial Instruments	$67,845	$—	$—	$67,845

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

¢	Country classifications are based on primary country of risk.
*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
LLC	Limited Liability Corporation
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SpA	Societa per Azioni
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index

At July 31, 2026, the sector classifications of the Fund’s investments were as follows:

% of Net Assets
Financials	22.1%
Information Technology	20.7%
Industrials	13.8%
Consumer Discretionary	8.0%
Health Care	6.9%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	4.9%
Energy	3.5%
Utilities	2.0%
Real Estate	1.4%
Other	5.7%
100.0%
At July 31, 2026, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
MSCI EAFE Index	September 2026	33	$5,231,070	$5,250,795	$19,725	$—
SPI 200 Index	September 2026	33	5,143,392	5,191,512	48,120	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$67,845	$—
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2026 (unaudited)